Schedule II - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized losses	$ 41	$ 18	$ 542	$ 103	$ 119	$ (22)
Changes in operating assets and liabilities:
Other assets			11,174	(8,546)	(7,981)	3,512
Net cash provided by (used in) operating activities			88,003	(3,792)	148,909	64,438
Financing activities
Net cash from provided by (used in) financing activities			61,837	(12,333)	(12,436)	(2,352)
Net increase in cash, cash equivalents and restricted cash			5,052	7,389	117,104	60,245
Cash, cash equivalents and restricted cash at beginning of year			179,272	62,168	62,168	1,923
Cash, cash equivalents and restricted cash at end of period	$ 184,324	$ 69,557	184,324	69,557	179,272	62,168
Supplemental disclosures of cash flow information
Interest paid			19	55	65	114
Income taxes paid			26,275	1,000	1,000	8,941
American Integrity Insurance Group, LLC [Member]
Operating activities
Net income					6,434	651
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized losses					0	0
Changes in operating assets and liabilities:
Intercompany note receivable					(5,353)	5,664
Other assets					(440)	0
Intercompany payables					16,515	0
Deferred revenue					1,700	1,002
Other liabilities and accrued expenses					(1,127)	0
Net cash provided by (used in) operating activities					17,729	7,317
Financing activities
Cash distributions to members					(12,024)	(1,837)
Distribution from Catstyle					2,896	0
Net cash from provided by (used in) financing activities					(9,128)	(1,837)
Net increase in cash, cash equivalents and restricted cash					8,601	5,480
Cash, cash equivalents and restricted cash at beginning of year			$ 16,901	$ 8,300	8,300	2,820
Cash, cash equivalents and restricted cash at end of period					16,901	8,300
Supplemental disclosures of cash flow information
Interest paid					0	0
Income taxes paid					$ 0	$ 0